Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 194.3	€ 254.2	€ 211.6	€ 382.5
Financial assets at amortised cost	480.0	455.8
Financial assets at fair value through profit or loss	22.7
Financial liabilities at amortised cost	(2,960.1)	(2,883.9)
Financial assets (liabilities) at fair value through profit or loss		0.4
Financial assets (liabilities) at fair value through other comprehensive income	212.4	(8.3)
Total	(2,245.0)	(2,436.0)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(0.8)	(28.1)
Financial liabilities at fair value through profit or loss		(0.1)
Financial Liabilities At Fair Value Through Other Comprehensive Income	(0.8)	(28.0)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(612.2)	(647.1)
Financial liabilities	(612.2)	(647.1)
Financial liabilities at fair value through profit or loss		0.0
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(2,347.9)	(2,236.8)
Financial liabilities	(2,347.9)	(2,236.8)
Financial liabilities at fair value through profit or loss		0.0
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss		0.5
Financial assets	213.2	20.2
Derivative financial assets held for hedging	213.2	19.7
Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	308.4	201.6
Financial assets	308.4	201.6
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	171.6	254.2
Financial assets at fair value through profit or loss	22.7
Financial assets	€ 194.3	€ 254.2